================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION

                                   FORM 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/12

Check here if Amendment [_]; Amendment Number: ______________________

   This Amendment (check only one):   [_] is a restatement
                                      [_] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Thrivent Financial Bank
Address: 122 East College Avenue, Suite 1E
         Appleton, WI 54911

Form 13F File Number: 28-____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dana L. Hofmann-Geye
Title:   Senior Vice President - Risk Management and Secretary
Phone:   (612) 844-7076

Signature, Place, and Date of Signing:

/s/ Dana L. Hofmann-Geye   Minneapolis, Minnesota        May 15, 2012
_______________________   ________________________  _______________________
      [Signature]              [City, State]                [Date]

Report Type (check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1. Thrivent Financial for Lutherans, Form 13F File Number 28-00545

================================================================================